Postretirement Benefits (Discount Rates Used To Determine Net Cost) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.20%	3.90%	4.50%
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	12.23%	11.52%	11.94%